Other Non-Current Liabilities	12 Months Ended
Mar. 31, 2013
Other Non-Current Liabilities
19.	Other non-current liabilities

Other non-current liabilities include the following:

	As of March 31,
	2012		2013
	(In millions)
Deferred Income taxes (See note 18)	Rs.	3,177	Rs.	2,535	US$	46
Unearned revenues		32,170		37,672		691
Employee retirement benefits		1,197		926		17
License fees		1,741		1,741		32
Interest received relating to license fees litigation (See note 13)		—		1,104		20
Derivative financial instruments		218		70		1
Others		2,226		2,665		50

Total	Rs.	40,729	Rs.	46,713	US$	857